Note 16 - Basic and Diluted Net Income Per Common Share (Details) - Earnings Per Share Calculation Denominator - shares	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Denominator:
Weighted-average common shares outstanding―basic	45,942,291	44,306,680	40,536,800
Dilutive effect of stock options	72,446	54,403	35,800
Weighted-average common shares outstanding―diluted	46,014,737	44,361,083	40,572,600